Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,433,626)	$ (928,888)	$ (3,650,740)	$ (3,076,873)	$ (4,024,222)	$ (1,985,234)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,074	6,718	29,102	23,853	30,569	29,422
Amortization of debt discount			129,256
Stock based compensation	175,712	180,562	534,774	443,249	650,271	242,146
Bad debt expense on note receivable and accrued interest				89,933	89,933
Loss on abandonment of patents	36,205		36,205
Change in fair value of derivative liability	20,524		3,139
Changes in assets and liabilities:
Accounts receivable			32,333	(193,168)	181,960	(37,243)
Inventories			172,653	14,251	97,736	(329,598)
Deposits and other assets				(118,168)	(118,168)	32,045
Prepaid expenses			(21,013)	(1,214)	(1,245)	(2,919)
Accrued payroll and payroll related expenses			43,801	55,230	39,421	(20,239)
Accounts payable and accrued expenses			(350,650)	50,752	(146,784)	(9,003)
Accrued separation costs			(6,750)
Net cash used in operating activities			(3,047,889)	(2,712,155)	(3,200,528)	(2,080,623)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in intangible assets			(58,394)	(30,483)	(36,593)	(19,408)
Net cash used in investing activities			(58,394)	(30,483)	(36,593)	(19,408)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuances of related party notes payable			1,575,000
Proceeds from the issuance of a related party convertible note payable			750,000
Proceeds from the issuances of convertible notes payable			300,000
Proceeds from the issuance of common stock			245,000	704,375	1,244,037	4,138,435
Proceeds from the exercise of warrants						40,000
Net cash provided by financing activities			2,870,000	704,375	1,244,037	4,178,435
NET DECREASE IN CASH			(236,283)	(2,038,263)	(1,993,084)	2,078,404
BEGINNING OF THE PERIOD			243,753	2,236,837	2,236,837	158,433
END OF THE PERIOD	$ 7,470	$ 198,574	7,470	198,574	243,753	2,236,837
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest			13,937	3,356	4,227	3,537
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount recognized on notes payable at issuance			384,710
Conversion of accounts payable into restricted stock						44,700
Settlement of receivables with payables			60,670	221,814	301,799
Purchases of inventory in accounts payable					$ 1,237,691
Right to use assets funded through leases			$ 22,015	$ 539,662